Property and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42.1		$ 42.1		$ 34.5
Less: accumulated depreciation	(15.0)		(15.0)		(11.2)
Property and equipment, net	27.1		27.1		23.3
Depreciation expense	2.1	$ 1.3	4.0	$ 2.4
DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					34.5	$ 15.4
Less: accumulated depreciation					(11.2)	(5.8)
Property and equipment, net					23.3	9.6
Depreciation expense					6.1	2.6
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6.1		6.1		4.1
Computer equipment | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4.1	1.9
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5.2		5.2		4.8
Furniture and fixtures | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4.8	1.2
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6.8		6.8		5.0
Leasehold improvements | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					5.0	2.0
Internal use developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22.0		22.0		19.7
Internal use developed software | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					19.7	10.3
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2.0		$ 2.0		0.9
Construction in progress | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 0.9	$ 0.0